Income Taxes (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Percent	35.00%	35.00%
Operating Loss Carryforwards	$ 1,397,919	$ 215,480
Valuation Allowances and Reserves, Period Increase (Decrease)	$ 421,491	$ 13,920